CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Investment securities available for sale, amortized cost	$ 32,677
Investment securities available for sale, amortized cost		$ 32,067
Core deposit intangible, accumulated amortization	$ 744	$ 711
Liabilities and Stockholders' Equity
Common stock, par value (in dollars per share)	$ 2.50	$ 2.50
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	7,156,987	4,657,880
Common stock, shares outstanding (in shares)	7,156,987	4,657,880